Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 6,956,434	$ 4,483,308
Accounts receivable from third-party customers, net		2,269,341	1,492,762
Accounts receivable from related parties		582,182	1,272,384
Inventories, net		3,119,827	2,679,275
Due from related parties		97,037	87,430
Prepayments and other current assets		3,328,189	3,748,955
Advances to supplier- related party		50,908	239,729
Total current assets		16,403,918	14,003,843
NON-CURRENT ASSETS
Property, plant and equipment, net		61,303,327	61,686,849
Operating lease right-of-use lease assets		16,325,988	17,537,096
Intangible assets, net		1,780,856	1,845,006
Long-term investments in equity investees		1,513,600	1,516,900
Deferred tax assets		1,873,140	1,281,634
Total non-current assets		82,796,911	83,867,485
TOTAL ASSETS		99,200,829	97,871,328
CURRENT LIABILITIES
Short-term bank loans		894,400	887,000
Current portion of long-term bank loans		759,339	2,959,918
Accounts payable		1,286,981	895,694
Due to related parties		518,003	85,843
Advances from customers		264,832	121,687
Taxes payable		1,007,482	1,015,444
Accrued expenses and other current liabilities		1,452,225	1,026,218
Operating lease liabilities, current		2,352,482	2,326,162
Total current liabilities		8,535,744	9,317,966
NON-CURRENT LIABILITIES
Long-term bank loans		3,315,715	1,595,549
Operating lease liabilities, non-current		10,938,477	10,612,508
Total non-current liabilities		14,254,192	12,208,057
TOTAL LIABILITIES		22,789,936	21,526,023
Commitments and Contingencies (Note 10)
EQUITY
Statutory reserve		291,443	291,443
(Accumulated deficit) retained earnings		(5,391,709)	664,004
Accumulated other comprehensive loss		(10,511,317)	(10,345,832)
Equity attributable to owners of the Company		76,410,851	76,344,331
Non-controlling interest		42	974
Total equity		76,410,893	76,345,305
TOTAL LIABILITIES AND EQUITY		99,200,829	97,871,328
Common Class A [Member]
EQUITY
Common stock value	[1]	92,004,296	85,716,578
Common Class B [Member]
EQUITY
Common stock value		$ 18,138	$ 18,138

[1]	Retroactively restated for twenty-for-one share consolidation on November 6, 2023.